Insurance Contract Liabilities and Investment Contract Liabilities - Impact of Method and Assumption Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (57)	$ 273
Mortality / Morbidity
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	(96)	(89)
Policyholder behaviour
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	71	219
Expenses
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	9	(202)
Investment returns
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	13	416
Model enhancements and other
Disclosure of types of insurance contracts [line items]
Net increase (decrease) before income taxes	$ (54)	$ (71)